4. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jul. 02, 2019	Aug. 02, 2018	Aug. 22, 2017	Sep. 30, 2019	Sep. 30, 2018	Oct. 16, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Stock-based compensation costs				$ 76,505	$ 132,984		$ 263,326	$ 52,341
Aggregate intrinsic value of "in the money" outstanding				1,471,040
Aggregate intrinsic value of "in the money" exercisable				$ 1,108,150
October 2018 Sale [Member]
Stock issued during period, shares						1,600,000
Proceeds from issuance of common stock						$ 2,000,000
Stock Subscriptions [Member]
Proceeds from issuance of common stock							$ 925,000
2019 July Stock Sale [Member] | Subsequent Event [Member]
Stock issued during period, shares	760,000
Proceeds from issuance of common stock	$ 25,000
August 2017 Stock Sale [Member]
Stock issued during period, shares			466,668
Proceeds from issuance of common stock			$ 210,001
August 2017 Stock Sale [Member] | Investor [Member]
Stock issued for services, shares			88,888
Warrants [Member]
Warrants outstanding							0	0
2011 Plan [Member]
Shares authorized for issuance under the plan							2,825,000
Number of stock options outstanding							1,702,102
Shares available for future grants							655,898
2006 Plan [Member]
Number of stock options outstanding							117,398
Shares available for future grants							0
Stock Options [Member]
Options granted				200,000			831,000	40,000
Unrecognized compensation costs related to options vesting							$ 200,578
Number of stock options outstanding				2,007,000			1,819,500	1,055,700	1,078,400
Aggregate intrinsic value of "in the money" exercisable							$ 484,005
Chief Executive Officer [Member]
Stock granted for services, shares		300,000
Stock issued for services, shares							200,000
Stock-based compensation costs		$ 210,000